PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Government institutions	$ 206	$ 142
Prepaid expenses	470	124
Deposits	13	11
Other assets	150	8
Prepaid expenses and other current assets	$ 839	$ 285